Total Capital and Net Income Per Common Unit (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Incentive Distributions
The General Partner is entitled to incentive distributions if the amount the Partnership distributes to common unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.4125	98%	2%
Up to $0.4625	98%	2%
Above $0.4625 up to $0.5375	85%	15%
Above $0.5375 up to $0.6500	75%	25%
Above $0.6500	50%	50%

Schedule of Net Income Per Common Unit

	Year Ended December 31,
	2017	2016	2015
	$	$	$
Limited partners' interest in net income for basic net income per common unit	19,586	134,977	174,607
Weighted average number of common units	79,617,778	79,568,352	78,896,767
Dilutive effect of unit based compensation	173,263	103,506	64,335
Common units and common unit equivalents	79,791,041	79,671,858	78,961,102
Limited partner's interest in net income per common unit:
basic	0.25	1.70	2.21
diluted	0.25	1.69	2.21

Issuances of Common Units
The following table summarizes the issuances of common and preferred units over the three years ended December 31, 2017:

Date	Units Issued	Type of Units	Offering Price	Gross Proceeds(i) $	Net Proceeds $	Teekay Corporation’s Ownership After the Offering(ii)	Use of Proceeds
Continuous offering program during 2015(iii)	1,173,428	Common	(iv)	36,274	35,374	33.02%	General partnership purposes including funding newbuilding installments
October 2016 Public Offering 2016(v)	5,000,000	Preferred	$25.00	125,000	120,707	33.02%	General partnership purposes, including debt repayments and funding newbuilding installments
October 2017 Public Offering (vi)	6,800,000	Preferred	$25.00	170,000	164,411	33.02%	General partnership purposes, including debt repayments and funding newbuilding installments

(i)	Including the General Partner’s 2% proportionate capital contribution.

(ii)	Including Teekay Corporation’s indirect 2% general partner interest relating to common unit offerings.

(iii)
Includes 160,000 common units sold under the Partnership's continuous offering program (or COP) in December 2014 for which net proceeds of $6.8 million (including the General Partner’s 2% proportionate capital contribution) were received in January 2015.

(iv)
Commencing in May 2013, the Partnership implemented a COP under which the Partnership could issue new common units, representing limited partner interests, from time to time at market prices up to a maximum aggregate amount of $100 million. The COP expired in 2016.

(v)
On October 5, 2016, the Partnership issued Series A Preferred Units having a distribution rate of 9.0% per annum of the stated liquidation preference of $25.00 per unit. At any time on or after October 5, 2021, the Partnership may redeem the Series A Preferred Units, in whole or in part, at a redemption price of $25.00 per unit plus all accumulated and unpaid distributions to the date of redemption, whether or not declared.

(vi)
On October 23, 2017, the Partnership issued Series B Preferred Units having a distribution rate of 8.5% per annum of the stated liquidation preference of $25.00 per unit up to October 15, 2027, at which point the rate moves to a floating rate equal to three-month LIBOR plus a margin of 6.241%. At any time on or after October 15, 2027, the Partnership may redeem the Series B Preferred Units, in whole or in part, at a redemption price of $25.00 per unit plus all accumulated and unpaid distributions thereon to the date of redemption, whether or not declared.